Proposed Business Combination (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
EVOLUTION METALS LLC [Member]
Proposed Business Combination [Line Items]
Schedule of Share Exchange Agreements with the Four Korean Domiciled Companies

In February 2025, EMT Sub entered into share exchange agreements with the four Korean domiciled companies included among the Five Entities, under which EMT Sub would acquire:

Target	Shares of Target’s common stock	Exchange Ratio	EM Units	Value
NS World, Co., Ltd. (“NSW”)	289,055	0.0092006	2,659	$12,970,000
Handa Lab Co., Ltd. (“Handa”)	380,800	0.0040385	1,538	$7,500,000
KCM Industry Co., Ltd. (“KCM”)	21,666	0.1362832	2,953	$14,400,000
KMMI, Inc.(“KMMI”)	22,080	0.4086131	9,022	$44,000,000
Under the share exchange agreements with the four Korean domiciled companies, the EMT Sub would acquire:
Target	Shares of Target’s common stock	Exchange Ratio	EM Units	Value
NS World, Co., Ltd. (“NSW”)	289,055	0.0092006	2,659	$12,970,000
Handa Lab Co., Ltd. (“Handa”)	380,800	0.0040385	1,538	$7,500,000
KCM Industry Co., Ltd. (“KCM”)	21,666	0.1362832	2,953	$14,400,000
KMMI, Inc.(“KMMI”)	22,080	0.4086131	9,022	$44,000,000